NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET LOSS PER SHARE
Incremental shares on share options, share grant, RSU grant, Series A Preferred Shares and warrants	10,933,676	1,554,057	52,942